Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Use Of Estimates
USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from estimated results.

Functional Currency
FUNCTIONAL CURRENCY

The Company’s revenues are generated mainly in U.S. dollars. In addition, most of the Company’s costs are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, “Foreign Currency Matters”. All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

B.    FUNCTIONAL CURRENCY (Cont.)

For those foreign subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income in equity.

Principles Of Consolidation
PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries.

Intercompany transactions and balances, including profit from intercompany yet realized outside the Company, have been eliminated upon consolidation.

Comprehensive Income
COMPREHENSIVE INCOME

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU 2011-5, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company adopted ASU 2011-5 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. Upon adoption of the new guidance, the Company elected to present a separate statement of consolidated comprehensive income.

Business Combinations
BUSINESS COMBINATIONS

The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquire at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Cash And Cash Equivalents	CASH AND CASH EQUIVALENTS Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.
Short-Term Bank Deposits
SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates fair value.

Available-For-Sale Marketable Securities
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for all its investments in debt securities and for investments in marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, “Investments - Debt and Equity Securities”. The Company classifies all debt securities and marketable equity securities as “available-for-sale”. All of the Company’s investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, in accumulated other comprehensive income (“OCI”).

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial expenses, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary impairment (“OTTI“). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in earnings. Amounts relating to factors other than credit losses are recorded in OCI.

Inventories
INVENTORIES

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows;

•Raw materials using the average or FIFO cost method.
•Work in progress:

•
Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

•
Labor overhead is generally included on a basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Advances from customers are allocated to the applicable contract inventories and are deducted from the inventory balance. Advances in excess of related inventories are classified as liabilities.

Pre-contract costs are generally expensed, but can be deferred and included in inventory, only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 605-35.

Investment In Affiliated Companies, Partnerships And Other Companies
INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

Investments in affiliated companies and partnerships that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

Investments in preferred shares, which are not in substance common stock, are recorded on a cost basis according to ASC 323-10-15-13, “Investments-Equity Method and Joint Ventures-In-substance Common Stock” and ASC 323-10-40-1, "Investment-Equity Method and Joint Ventures-Investee Capital Transactions".

A change in the Company’s proportionate share of an investee’s equity, resulting from issuance of common or in-substance common shares by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.

Investments in non-marketable equity securities of entities in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies, are recorded at cost (generally when the Company holds less than 20% of the voting rights).

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2013 and 2012, no material impairment was recognized.

Variable Interest Entities
VARIABLE INTEREST ENTITIES

ASC 810-10, “Consolidation”, provides a framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidates a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination about whether the Company should consolidate a VIE is evaluated continuously as existing relationships change or future transactions occur.

The Company’s assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether an entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent’s ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. Losses of partially owned consolidated subsidiaries shall continue to be allocated to the non-controlling interests even when their investment was already reduced to zero.

UAV Tactical Systems Ltd. (“U-TacS”) in the U.K. is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its loss or right to majority of its earnings based upon holding the majority voting rights in U-TacS (51%), U-TacS is consolidated in the Company’s financial statements

Long-Term Receivables
LONG-TERM RECEIVABLES

Long-term trade, unbilled and other receivables, with long-term payment terms, which are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).

Long-Term Bank Deposits
LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company’s own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.

Other Intangible Assets
OTHER INTANGIBLE ASSETS

Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method, or the accelerated method, whichever better reflects the applicable expected utilization pattern.

Impairment Of Long-Lived Assets
IMPAIRMENT OF LONG-LIVED ASSETS

The Company’s long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 “Property, Plant and Equipment – Subsequent Measurement” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets (or assets group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For the year ended December 31, 2013, an impairment charge in the amount of approximately $900 was recognized. For each of the two years in the period ended December 31, 2012 no material impairment has been identified.

As required by ASC 820, “Fair Value Measurements”, the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or assets groups).

Goodwill Impairment
GOODWILL IMPAIRMENT

Goodwill is subject to an impairment test at the reporting unit level on an annual basis (or more frequently if impairment indicators arise).
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Q.    GOODWILL IMPAIRMENT (Cont.)

The Company identified several reporting units based on the guidance of ASC 350, “Intangibles – Goodwill and Other”.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit’s goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2013, no material impairment losses have been identified.

As required by ASC 820, “Fair Value Measurements”, the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

Severance Pay
SEVERANCE PAY

Elbit Systems’ and its Israeli subsidiaries’ obligations for severance pay are calculated pursuant to Israel’s Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date and are presented on an undiscounted basis (the “Shut Down Method”). Employees are entitled to one month’s salary for each year of employment or a portion thereof. The obligation is provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company’s balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to balance sheet date.

Pension And Other Postretirement Benefits
PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts, for its obligations for pension and other post-retirement benefits, in accordance with ASC 715, “Compensation – Retirement Benefits” (See Note 17).

Revenue Recognition
REVENUE RECOGNITION

The Company generates revenues principally from long-term contracts involving the design, development, manufacture and integration of defense systems and products. In addition, to a lesser extent, the Company provides non-defense systems and products as well as support and services for the Company's systems and products.

Revenues from long-term contracts are recognized primarily using ASC 605-35, “Construction-Type and Production-Type Contracts”, according to which revenues are recognized on the Percentage-Of-Completion ("POC") basis.

Sales under long-term fixed-price contracts which provide for a substantial level of development efforts in relation to total contract efforts are recorded using the cost-to-cost method of accounting as the basis to measure progress toward completing the contract and recognizing revenues using the POC basis. According to this method, sales and profits are recorded based on the ratio of costs incurred to estimated total costs at completion. In certain circumstances, when measuring progress toward completion, the Company considers other factors, such as achievement of performance milestones.

Sales and anticipated profit under long-term fixed-price contracts which provide for a substantial level of production effort are recorded on a POC basis, using the units-of-delivery as the basis to measure progress toward completing the contract and recognizing revenues. In certain circumstances, which involve long-term fixed-price production type contracts for non-homogeneous units or small quantities of units, or when the achievement of performance milestones provides a more reliable and objective measure of the extent of progress toward completion, revenue is recognized based on the achievement of performance milestones.

Sales and anticipated profit under long-term fixed-price contracts that involve both development and production efforts are recorded using the cost-to-cost method and units-of-delivery method as applicable to each phase of the contract, as the basis to measure progress toward completion. In addition, when measuring progress toward completion under the development portion of the contract, in certain circumstances, the Company considers other factors, such as achievement of performance milestones.

The POC method of accounting requires management to estimate the cost and gross profit margin for each individual contract. Estimated gross profit or loss from long-term contracts may change due to differences between actual performance and original estimated forecasts.

Sales under cost-reimbursement-type contracts are recorded as costs are incurred. Applicable estimated profits are included in earnings in the proportion that incurred costs bear to total estimated costs.

Amounts representing contract change orders, claims or other items are included in sales only when they can be reliably estimated and realization is probable. Penalties and awards applicable to performance on contracts are considered in estimating sales and profit margins and are recorded when they are probable and there is sufficient information to assess anticipated contract performance.

Under the POC method the changes in estimated revenues and/or estimated project costs are recorded in the period the change in estimated total performance costs is reasonably determinable, based on the inception-to-date effect of such changes (on a “cumulative catch-up” basis). The cumulative catch-up basis in the contract estimated total costs are charged to cost of revenues sold ("CORS") and is reflected in the reported gross profit in the consolidated financial statements. Changes in performance costs estimates, which result in an anticipated loss on contracts, are charged to CORS when they are probable and reasonably determinable by management. The Company reviews the actual costs and the estimated costs to complete long-term contracts on a quarterly basis. In addition, the Company periodically monitors the impact of changes in estimated contract performance costs that result from cumulative catch-up cost adjustments on CORS.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.	REVENUE RECOGNITION (Cont.)

The nature of the Company's numerous contracts is such that refinements of the estimated performance costs for a project may occur for various reasons, including: change orders, contract price adjustments, significant technical and development matters encountered in performance of contracts, provision for loss and contract costs changes that may occur in a situation where: (a) identified contract risks cannot be resolved within the cost estimates included in our contract estimated costs at completion ("EAC"); (b) new or unforeseen risks or cost growth that must be incorporated into the contract EAC; or (c) gains or losses could be anticipated upon receipt of contractor or related to terminated contracts.

These adjustments may result from positive program performance as a decrease in CORS during the period. Likewise, these adjustments may result in an increase in CORS if the Company determines it will not be successful in mitigating these risks or realizing related opportunities.

The Company believes that the use of the percentage-of-completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and terms of settlement. In all cases, revenue is recognized when the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Management reviews periodically the estimates of progress towards completion and project costs. These estimates are determined based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract’s completion and project cost.

A number of internal and external factors affect the Company's cost estimates, including labor rates, estimated future prices of material, revised estimates of uncompleted work, efficiency variances, linkage to indices and exchange rates, customer specifications and testing requirement changes. If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company’s consolidated financial statements.

The Company's CORS included net EAC adjustments resulting from changes in estimates of approximately $5,300 (0.25% of CORS and 0.64% of gross profit), $36,000 (1.74% of CORS and 4.41% of gross profit) and $26,800 (1.28% of CORS and 3.66% of gross profit) for the three years ended December 31, 2013, 2012 and 2011, respectively.

These adjustments increased (decreased) our net income by approximately $4,600 ($0.11 per diluted share), $32,500 ($0.77 per diluted share) and $23,200 ($0.54 per diluted share) for the years ended December 31, 2013, 2012 and 2011, respectively.

In certain circumstances, sales under short-term fixed-price production type contracts or sale of products are accounted for in accordance with SAB No. 104, “Revenue Recognition in Financial Statements” (“SAB 104”), and recognized when all the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred, the seller’s price to the buyer is fixed or determinable, no further obligation exists and collectability is reasonably assured.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

In cases where the contract involves the delivery of products and performance of services, or other obligations such as buy-back (See Note 20(B)), the Company follows the guidelines specified in ASC 605-25, “Revenue Recognition – Multiple-Element Arrangements” in order to allocate the contract consideration between the identified different elements using the relative selling price method. The selling price for each element would be allocated by using a hierarchy of: (1) Vendor Specific Objective Evidence (“VSOE”); (2) third-party evidence ("TPE") of the selling price for that element; or (3) estimated selling price (“ESP”), for individual elements of an arrangement when VSOE or TPE of the selling price are unavailable.

The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers products and services and internal costs.

The determination of ESP is judgmental and is made through consultation with and approval by management.

Service revenues include contracts primarily for rendering of services other than associated with design, development or manufacturing and production activities. It may be a stand-alone service contract or a service element, which was separated from the design, development or production contract according to the criteria established in ASC 605-25. Service contracts primarily include operation and maintenance contracts, outsourcing-type arrangements, return and repair contracts , training, installation services, etc. Revenues from services were less than 10% of consolidated revenues in each of the years ended December 31, 2013, 2012 and 2011.

Such service revenues are usually recognized in accordance with SAB 104 ratably over the service period, which may extend beyond the typical three years after delivery of the product, and when all other revenue recognition criteria are met. Buy-back obligations are recognized upon fulfillment, generally when the related products have been delivered or services have been rendered. In addition, where applicable, the Company recognizes service revenues upon achievement of performance milestones.

As for research and development costs accounted for as contract costs refer to Note 2(V).

Warranty
WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are: (1) estimated as part of the total contract’s cost or (2) recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company’s warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary.

Research And Development Costs

V.	RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements which are recorded as part of cost of revenues, over the period that revenue is recognized, consistent with the Company’s revenue recognition accounting policy. The Company does not have significant stand-alone research and development arrangements performed for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Chief Scientist’s Office (“OCS”) and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are obliged to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues. For more information regarding OCS royalties’ commitments see Note 20(A).

Income Taxes
INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, “Income Taxes”. This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company’s uncertain tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Concentration Of Credit Risks
CONCENTRATION OF CREDIT RISKS (Cont.)

The Company's marketable securities include investments in corporate debentures, U.S. Treasury Bills, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States and Europe. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection. The Company entered into foreign exchange forward contracts, cross currency interest rate swaps and option strategies (together “derivative instruments”) intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company’s non-dollar currency and interest rates exposures (See Note 2(AA))

Derivative Financial Instruments

Y. DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”, which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in “Financial income (expenses), net”, in each reporting period (See Note 24).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

Stock-Based Compensation
The Company accounts for share-based arrangements under ASC 718, “Compensation – Stock Compensation”, which requires all share-based payments, including grants of employee stock options, to be recognized in the income statement based on their fair values.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Z.    STOCK-BASED COMPENSATION (Cont.)

The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

	2013	2012	2011
Dividend yield	2.56%	2.45%	2.23%
Expected volatility	34.29%	36.07%	31.59%
Risk-free interest rate	0.87%	0.83%	2.01%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the average of those ranges are disclosed. Expected volatilities are based on implied volatilities from traded options on Elbit Systems’ stock, historical volatility of the stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.

Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.

As of December 31, 2013, the fair value of the Series A Notes, based on quoted market price of the Tel-Aviv Stock Exchange, was approximately $457,136.

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurements and Disclosures”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AA.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Cont.)

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instrument are categorized as Level 3.

The Company’s cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying, and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace and accordingly are categorized as Level 2.

The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Government debt securities are classified within Level 1. The Company's corporate debt marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

The Company’s foreign currency derivative instruments are classified within Level 2 when the valuation inputs are based on quoted prices and market observable data of similar instruments and in Level 3 when valuation inputs are based on significant unobservable data.

Transfers and Servicing of Financial Assets
TRANSFERS OF FINANCIAL ASSETS

ASC 860, "Transfers and Servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to an Israeli financial institution. In 2013, the Company sold rights to receive payments from the Israeli Ministry of Defense ("IMOD") to an Israeli financial institution in a total amount of $161,693. Control and risk of these rights were fully transferred in accordance with ASC 860.

The Company's agreement pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

Basic And Diluted Net Earnings Per Share
BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares considered outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per ordinary share when their effect is anti-dilutive.

The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was 45,031, 125,709 and 76,815 for the years 2013, 2012 and 2011, respectively.

Treasury Shares	TREASURY SHARES Elbit Systems’ shares held by Elbit Systems and its subsidiaries are recognized at cost and presented as a reduction of shareholders’ equity.
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2012, the Company retrospectively adopted a new standard issued by the Financial Accounting Standards Board by presenting total comprehensive income and the components of net income and other comprehensive income (loss) in two separate but consecutive statements. The adoption of this guidance resulted only in a change in how the Company presents other comprehensive income in the Company's consolidated financial statements and did not have any impact on the Company's results of operations, financial position or cash flows. Comparative prior periods amounts are also presented.

Reclassifications	RECLASSIFICATIONS Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.